Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of detailed information about number of share granted and weighted average exercise prices
For the years ended December 31, 2023 and 2022, movements in the number of RSUs / copies of SEBIRs granted but not yet vested according to the SEBIRs Scheme and their related weighted average exercise prices are as follows (each copy of SEBIR corresponds to one share of the Company):

	For the years ended December 31,
	2023		2022
	Average exercise price in Euro per share/copy	SEBIRs/RSUs (thousand)	Average exercise price in Euro per share/copy	SEBIRs/RSUs (thousand)
At January 1,	5.45	8,008	5.45	8,008
Granted	—	60	—	—
Canceled and forfeited	5.55	(3,489)	—	—

At December 31,	5.30	4,579	5.45	8,008

Summary of detailed information about RSUs and SEBIRs outstanding and exercise prices
The RSUs and SEBIRs outstanding in thousands at the end of the year have the following expiry dates and exercise prices:

Expiry date	Exercise price in Euro per RSU/ SEBIR	Shares/Copies (thousand)
		2023	2022
September 22, 2029	3.77	2,314	4,168
September 22, 2029	3.77	369	423
September 22, 2031	7.70	1,836	3,417
March 23, 2033	—	60	—

		4,579	8,008